Loan from Related Party	12 Months Ended
Dec. 31, 2025
Loan from Related Party [Abstract]
LOAN FROM RELATED PARTY

NOTE 17 - LOAN FROM RELATED PARTY

On May 17, 2025, the Company entered into a loan agreement with Epoch Partner Investments Limited, a major shareholder and related party of the Company, pursuant to which the Company received a bridge loan in the amount of $2,000 (the “Loan Amount”) with an annual interest rate of 4.1% (equivalent to the interest rate of a 12-month U.S. Treasury bond in effect as of May 17, 2025). The principal amount, together with the accrued interest, was required to be repaid no later than one calendar year from the date of the agreement. In any event that the Company raises money before the maturity date, in an equity transaction other than by an at-the-market facility and/or an equity line, the amount raised shall be used for early repayment of the Loan Amount subject to Epoch’s participation in such equity transaction. On August 18, 2025, the Company repaid the principal amount under the Loan Agreement, including interest of $20.